Capitalization and Equity Structure (Tables)	12 Months Ended
Dec. 31, 2014
Capitalization and Equity Structure [Abstract]
Schedule of Issued and Outstanding Convertible Preferred Stock

Issued and outstanding convertible preferred stock consisted of the following at December 31, 2013:

	Number of
	Shares	Liquidation	Aggregate
	Issued and	Preference	Liquidation
Series	Outstanding	Per Share	Preference
A	7,324,424	$1.07	$7,868
A-2	8,474,867	$1.07	$9,104
B	10,124,581	$1.07	$10,877
	25,923,872		$27,849

Schedule of warrants outstanding

Warrants outstanding at December 31, 2014 were as follows:

	Merger/PPO			Merger/PPO	Merger/PPO
	Warrant			Warrant	Warrant
	Shares	Exercise	Term	Shares	Shares
Name	Issued	Price	(Years)	Exercised	Outstanding
Placement agent warrants	3,030,000	$1.00	5	-	3,030,000
Bridge warrants	2,500,000	$1.00	3	(125,000)	2,375,000
PPO warrants	30,300,000	$2.00	5	(22,755,500)	7,544,500
Sr. note holder warrant	225,000	$1.00	3	-	225,000
	36,055,000			(22,880,500)	13,174,500

Pre Merger/PPO common stock warrants					621,361
Total all warrants outstanding					13,795,861

Schedule of assumption used in valuation
The factors utilized were as follows:
Dividend yield	–
Risk-free interest rate	0.60% - 1.73%
Share price at final valuation	1.51
Expected term (in years)	2.15- 4.80
Volatility	65% - 79%
Periodic rate	0.13% - 0.83%
Periods in the model	10

Schedule of Issued and outstanding warrants

Issued and outstanding warrants as of December 31, 2013 were as follows:

	Number	Date of	Exercise	Expiration	Fair
Warrant type	of shares	issue	Price	Date	Value
Series A, to lender	209,451	4/29/2011	$1.07	10/31/2021	$69
Series B, to lender	504,004	5/31/2012	$1.07	6/1/2022	182
Series B to customer	53,757	11/16/2012	$1.07	11/16/2019	31
Total preferred stock warrants	767,212				282

Common stock, to investors in Series B	591,895	Various 2013	$1.38	10 years	N/A
Common stock, to lender	29,466	5/31/2012	$1.38	6/1/2022	N/A
Total common stock warrants	621,361				N/A

Obligation to issue warrant					96
Total all	1,388,573				$378